                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                   (FORMERLY THE TRAVELERS INSURANCE COMPANY)
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                (FORMERLY THE TRAVELERS LIFE AND ANNUITY COMPANY)
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

                             METLIFE ACCESS ANNUITY

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                     TO THE
                  PROSPECTUS DATED MAY 1, 2006, AS SUPPLEMENTED

This supplements the information contained in the Prospectus for the variable annuity contract listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 13, 2006, the Replacement Fund in the box below was substituted for the corresponding Prior Fund as a Variable Funding Option under the Contract.

For existing Contract Owners the substitution had no effect on the account value in the Variable Funding Option. However, the number of units received in the Replacement Fund may be different from the number of units held in the Prior Fund, due to differences in the unit values. Any elections existing Contract Owners had on file for the Prior Fund for the allocation of account value have been redirected to the corresponding Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund shall be deemed to refer to the Replacement Fund, including references to the Monitored Portfolios in the "TRANSFERS" section of the Prospectus.

                 PRIOR FUND                                                  REPLACEMENT FUND
------------------------------------------------           -------------------------------------------------
Lazard Retirement Small Cap Portfolio -- Service           Third Avenue Small Cap Value Portfolio -- Class B
Shares

The following information is added to the table in the "UNDERLYING FUND FEES AND EXPENSES" section of the Prospectus and replaces such information for the corresponding Prior Fund:

                                           DISTRIBUTION
                                              AND/OR                 TOTAL     CONTRACTUAL FEE      NET TOTAL
                                             SERVICE                 ANNUAL        WAIVER            ANNUAL
UNDERLYING                   MANAGEMENT      (12B-1)      OTHER     OPERATING   AND/OR EXPENSE      OPERATING
FUND:                            FEE           FEES      EXPENSES   EXPENSES    REIMBURSEMENT        EXPENSES
---------------              ----------    ------------  --------   ---------  ---------------      ---------
MET INVESTORS SERIES TRUST
   Third Avenue Small Cap
     Value Portfolio --
     Class B..............      0.75%         0.25%        0.05%       1.05%            --                 1.05%

The following information is added to the table that appears under "THE VARIABLE FUNDING OPTIONS" section of the Prospectus and replaces such information for the corresponding Prior Fund:


             FUNDING                            INVESTMENT                         INVESTMENT
             OPTION                              OBJECTIVE                     ADVISER/SUBADVISER
--------------------------------     -------------------------------       ----------------------------
MET INVESTORS SERIES TRUST
   Third Avenue Small Cap Value      Long-term capital appreciation.       Third Avenue Management LLC
     Portfolio -- Class B


2. MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Effective on or about October 20, 2006, the principal underwriter and distributor of the contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the contracts or the level of compensation paid in connection with such distribution. References in the Prospectus and Statement of Additional Information to the principal underwriter and distributor of the contracts shall be deemed to refer to MetLife Investors Distribution Company.